Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	$ 14,538,566	$ 14,202,034
Less: accumulated depreciation	(4,152,824)	(3,449,289)
Total	10,385,742	10,752,745
Buildings [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	7,620,784	7,135,962
Machinery equipment and tools [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	6,244,008	5,545,278
Electronic devices [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	96,866	98,839
Office equipment [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	21,054	21,645
Vehicles [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	324,888	315,714
Construction in progress [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	$ 230,966	$ 1,084,596